Organization and principal activities - Schedule of principal subsidiaries and VIEs (Details)	12 Months Ended
Dec. 31, 2023
Wuhan Yuxing Tianxia Culture Media Co., Ltd.
Organization and principal activities
Date of incorporation/ establishment	Jun. 24, 2016
Place of incorporation/ establishment	Wuhan
Percentage of direct/indirect ownership	100.00%
Wuhan Yuyin Raoliang Culture Co., Ltd.
Organization and principal activities
Date of incorporation/ establishment	Jun. 23, 2016
Place of incorporation/ establishment	Wuhan
Percentage of direct/indirect ownership	100.00%
Wuhan Douyu Yule Internet Technology Co., Ltd. ("Wuhan Yule")
Organization and principal activities
Date of incorporation/ establishment	Apr. 02, 2018
Place of incorporation/ establishment	Wuhan
Percentage of direct/indirect ownership	100.00%
DouYu Network Inc
Organization and principal activities
Date of incorporation/ establishment	Jan. 12, 2018
Place of incorporation/ establishment	The British Virgin Islands
Percentage of direct/indirect ownership	100.00%
Douyu Hongkong Limited
Organization and principal activities
Date of incorporation/ establishment	Jan. 24, 2018
Place of incorporation/ establishment	Hong Kong
Percentage of direct/indirect ownership	100.00%
Gogo Glocal Holding Limited
Organization and principal activities
Date of incorporation/ establishment	Oct. 08, 2018
Place of incorporation/ establishment	Cayman
Percentage of direct/indirect ownership	100.00%
Wuhan Ouyue Online TV Co., Ltd. ("Wuhan Ouyue")
Organization and principal activities
Date of incorporation/ establishment	Feb. 03, 2016
Place of incorporation/ establishment	Wuhan
Percentage of direct/indirect ownership (VIEs)	100.00%
Wuhan Douyu Internet Technology Co., Ltd. ("Wuhan Douyu")
Organization and principal activities
Date of incorporation/ establishment	May 08, 2015
Place of incorporation/ establishment	Wuhan
Percentage of direct/indirect ownership (VIEs)	100.00%